Prepaid Expenses and Other Assets - Schedule of Prepaid Expenses and Other Assets (Details) - Previously Reported [Member] - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Prepaid Expenses and Other Assets - Schedule of Prepaid Expenses and Other Assets (Details) [Line Items]
Inventory	$ 63,004	$ 93,674
Rental merchandise, net	15,084	16,629
Equity method investments	85,487	2,087
Prepaid expenses	22,979	23,452
Unbilled receivables	3,387	7,310
Other receivables	37,025	39,018
Other assets	15,950	53,039
Prepaid expenses and other assets	$ 242,916	$ 235,209